LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
LONG-TERM LOANS
January 1, 2021 – December 31, 2021	$ 315
January 1, 2022 – December 31, 2022	15,300
January 1, 2023 – December 31, 2023	200
January 1, 2024 – December 31, 2024	64
January 1, 2025 and onwards	220
Loans Payable to Bank	$ 16,099